Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Significant Accounting Policies
Summary of the impact of the correction of the errors on the net loss per share, basic and diluted

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2012
Net loss per share, basic and diluted—originally reported	$(2.62)	$(1.00)	$(1.57)	$(0.18)
Difference in net loss per share, basic and diluted	(4.85)	(6.98)	(10.07)	(1.50)

Net loss per share, basic and diluted—restated	$(7.47)	$(7.98)	$(11.64)	$(1.68)

Schedule of reconciliation of net loss per share, basic and diluted

Reconciliation of net loss per share, basic and diluted	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2012
Numerator
Net loss	$(36,799,000)	$(11,152,000)	$(16,031,000)	$(2,374,000)
Denominator
Weighted average shares, basic and diluted—originally reported	14,058,000	11,139,000	10,193,000	12,945,000
Remove previously reported effect:
Redeemable convertible preferred stock (incorrectly included from issuance)	(9,134,000)	(9,741,000)	(8,816,000)	(11,533,000)
Weighted average shares, basic and diluted—restated(1)	4,924,000	1,398,000	1,377,000	1,412,000

Net loss per share, basic and diluted—restated	$(7.47)	$(7.98)	$(11.64)	$(1.68)

(1)
Since the numerator was a loss for all periods above, the dilutive effects of stock options, warrants and redeemable convertible preferred stock were not included since the effect was anti-dilutive.

Schedule of property and equipment recorded at historical cost

	December 31,		June 30,
	2012	2011	2013
			(unaudited)
Cameras	$923,000	$923,000	$923,000
Computer hardware and electronics	147,000	90,000	182,000
Furniture and fixtures	227,000	103,000	234,000
Software	21,000	12,000	21,000

	1,318,000	1,128,000	1,360,000
Less accumulated depreciation	(1,043,000)	(408,000)	(1,210,000)

	$275,000	$720,000	$150,000